NET REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
NET REVENUE
Table illustrates disaggregation of the Group's revenue streams by type of customers and nature of services the Group offered

	Year Ended December 31,
	2017	2018	2019
Product Revenues	949,217	1,770,227	3,929,698
B2C Business	862,327	847,476	763,254
B2B Business	86,890	922,751	3,166,444
Service Revenues	10,269	15,743	22,355
MP Service	8,767	12,375	17,239
Other Services	1,502	3,368	5,116
Total	959,486	1,785,970	3,952,053

Schedule of movements of the Group's accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Opening Balance as of January 1, 2018	20,398	11,722
Increase/(decrease), net	8,171	3,767
Ending Balance as of December 31, 2018	28,569	15,489
Increase/(decrease), net	36,678	47,967
Ending Balance as of December 31, 2019	65,247	63,456